Income Taxes (Details) - Schedule of Provision for Income Taxes	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense (benefit)				¥ (17,394)
Deferred tax expense
Income tax expense				¥ (17,394)	$ (2,456)